MERRILL LYNCH NEW JERSEY MUNICIPAL BOND FUND OF
               MERRILL LYNCH MULTI-STATE MUNICIPAL SERIES TRUST

                  SUPPLEMENT DATED DECEMBER 30, 1997 TO THE
         STATEMENT OF ADDITIONAL INFORMATION DATED NOVEMBER 14, 1997

    The name and biography of the portfolio manager of the Fund, which is listed under "Management of the Trust -- Trustees and Officers," is revised as follows:

    ROBERT D. SNEEDEN (44) -- Portfolio Manager of the Fund (1)(2) -- Assistant Vice President of MLAM since 1994; Vice President of Lehman Brothers Inc. from 1990 to 1994.

Code #11105-1197ALL